FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MESUREMENTS
NOTE 9:	FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the year ended December 31, 2016 and 2017:

	December 31,
	2016			2017
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,906	$-	$1,906	$1,749	$-	$1,749

Marketable securities:
Corporate debentures	-	32,580	32,580	-	58,152	58,152
U.S. Agencies debentures	-	2,443	2,443	-	3,280	3,280
Government treasuries	-	666	666	-	-	-

Total assets measured at fair value	$1,906	$35,689	$37,595	$1,749	$61,432	$63,181